Putnam Investments
One Post Office Square
Boston, MA 02109
July 6, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Asset Allocation Funds (Reg. Nos. (33-51017) (811-07121) (the “Funds”) Post-Effective
Amendment No. 24 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 27, 2012.

Comments or questions concerning this certificate may be directed to Jesse Ritter at 1-800-225-2465, ext. 1-7006.

Very truly yours,

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E Thomas, Esq.
Ropes & Gray LLP